Loans, Borrowing and Other Financial Liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 28, 2024	Sep. 02, 2024	Aug. 09, 2024	Feb. 18, 2024	Feb. 12, 2024	Oct. 10, 2022	Apr. 04, 2022	Mar. 26, 2022	Feb. 18, 2022	Mar. 26, 2021	Mar. 27, 2020
Loans, Borrowing and Other Financial Liabilities [Line Items]
Put option contract	5.00%
Loan amount	$ 2,258,449	$ 1,266,205
Non-controlling interest	1,327,000	$ 1,321,132
Disbursements amount			$ 200,000	$ 65,000	$ 132,515		$ 100,000
Bilateral Loan Agreement [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Loan amount													$ 108,969
Bilateral Credit Agreement [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Loan amount													136,727
Bilateral Loans One [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Loan amount													202,663
Bilateral Loans Two [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Loan amount													126,478
Bilateral Loans Three [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Loan amount										$ 101,280			114,053
Bilateral Loans [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Loan amount										$ 25,348
Bilateral Revolving Credit Agreement [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Disbursements amount						$ 70,000		$ 300,000	$ 200,000		$ 230,000
Spice Investment Mercosur S.A. [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Letters of credit	$ 125,086
Bank Loans [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Weighted rate of bank loans	2.00%
Top of range [member] | Bilateral Revolving Credit Agreement [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Disbursements amount	$ 30,000
Bottom of range [member] | Bilateral Revolving Credit Agreement [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Disbursements amount	$ 70,000
Spice Investment Mercosur S.A. [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Shareholding and representing (in Shares)	1
Non-controlling interest	$ 442,341
Credit exposure	157
Letters of credit	8,189
Disbursements amount	158,484
Libertad S.A. [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Loan amount	50,000							$ 300,000	$ 100,000			$ 51,192	$ 48,334
Disbursements amount	67,929
Mercosur S.A. [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Loan amount	13,536
Letters of credit	$ 122,022
Loan commitments [member] | Top of range [member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Non controlling interest	23.35%
Loan commitments [member] | Bottom of range [member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Non controlling interest	15.66%	23.16%
Loan commitments [member] | Spice Investment Mercosur S.A. [Member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Voting capital	25.00%
Loan commitments [member] | Spice Investment Mercosur S.A. [Member] | Top of range [member]
Loans, Borrowing and Other Financial Liabilities [Line Items]
Non controlling interest		30.85%